Subsequent Events (Details) - USD ($)	Mar. 10, 2023	Jun. 28, 2022	Jun. 21, 2022	Apr. 05, 2022	Aug. 13, 2021	Apr. 04, 2023	Mar. 31, 2023	Jan. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Held in cash operating account (in Dollars)							$ 17,651,924		$ 20,152,710	$ 276,026,092
Market value of listed securities (in Dollars)						$ 35,000,000	17,651,924		$ 775,917
Unique Logistics International, Inc. [Member]
Subsequent Events [Abstract]
Number of shares converted				5	19,200
Common stock issued in conversion				31,415,400	125,692,224
Subsequent Event [Member] | Unique Logistics International, Inc. [Member]
Subsequent Events [Abstract]
Principal amount (in Dollars)	$ 4,210,526.32
Aggregate principal amount (in Dollars)	$ 14,789,473.68
Subsequent Event [Member] | Unique Logistics International, Inc. [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Events [Abstract]
Number of shares converted		4	3
Common stock issued in conversion		25,132,320	18,849,240
Subsequent Event [Member] | Unique Logistics International, Inc. [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Events [Abstract]
Number of shares converted		9,935
Common stock issued in conversion		67,963,732
Money Market Funds [Member]
Subsequent Events [Abstract]
Held in cash operating account (in Dollars)								$ 17,497,468
MVLS [Member]
Subsequent Events [Abstract]
Market value of listed securities (in Dollars)							$ 35,000,000